Portfolio of Investments (unaudited)
As of July 31, 2022
abrdn Global Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—97.8%
AUSTRALIA—0.5%
Materials—0.5%
Rio Tinto PLC, ADR	12,100	$ 738,463
BRAZIL—2.0%
Industrials—1.2%
CCR SA	687,700	1,726,527
Materials—0.8%
Vale SA, ADR	83,900	1,129,294
Total Brazil		2,855,821
CANADA—2.4%
Energy—1.5%
Enbridge, Inc.	47,500	2,134,175
Materials—0.9%
Barrick Gold Corp.	80,300	1,263,922
Total Canada		3,398,097
CHINA—2.8%
Communication Services—0.8%
Tencent Holdings Ltd.	30,900	1,194,248
Financials—1.0%
Ping An Insurance Group Co. of China Ltd., H Shares	231,900	1,362,885
Real Estate—1.0%
China Vanke Co. Ltd., H Shares	728,900	1,386,424
Total China		3,943,557
DENMARK—1.2%
Financials—1.2%
Tryg A/S	73,500	1,675,899
FINLAND—1.8%
Financials—1.0%
Nordea Bank Abp	139,200	1,372,507
Information Technology—0.8%
Nokia OYJ	214,106	1,115,188
Total Finland		2,487,695
FRANCE—5.5%
Consumer Discretionary—1.2%
LVMH Moet Hennessy Louis Vuitton SE	2,300	1,597,014
Consumer Staples—1.0%
Danone SA	25,800	1,422,590
Energy—1.4%
TotalEnergies SE, ADR	37,200	1,899,432
Health Care—1.1%
Sanofi	16,042	1,594,150
Industrials—0.8%
Alstom SA	48,379	1,149,761
Total France		7,662,947
GERMANY—2.6%
Financials—1.3%
Deutsche Boerse AG	10,100	1,763,110
Utilities—1.3%
RWE AG	45,700	1,880,004
Total Germany		3,643,114
Shares		Value

HONG KONG—0.8%
Financials—0.8%
Hong Kong Exchanges & Clearing Ltd.	23,700	$ 1,087,603
ITALY—1.5%
Utilities—1.5%
Enel SpA	421,900	2,126,909
JAPAN—2.0%
Financials—0.9%
Mitsubishi UFJ Financial Group, Inc.	231,200	1,302,695
Real Estate—1.1%
GLP J-REIT	1,100	1,446,669
Total Japan		2,749,364
NETHERLANDS—3.2%
Consumer Staples—1.3%
Heineken NV	18,000	1,774,563
Information Technology—1.9%
ASML Holding NV	2,400	1,379,419
BE Semiconductor Industries NV	24,900	1,336,675
		2,716,094
Total Netherlands		4,490,657
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	117,800	1,430,581
SINGAPORE—1.2%
Financials—1.2%
Oversea-Chinese Banking Corp. Ltd.	194,582	1,649,024
SOUTH KOREA—1.1%
Materials—1.1%
LG Chem Ltd.	3,300	1,536,990
SPAIN—1.3%
Industrials—1.3%
Ferrovial SA	68,141	1,824,688
SWEDEN—0.5%
Industrials—0.5%
Atlas Copco AB, A Shares	55,600	649,928
SWITZERLAND—2.2%
Consumer Staples—1.1%
Nestle SA	12,300	1,507,086
Financials—1.1%
Zurich Insurance Group AG	3,500	1,527,849
Total Switzerland		3,034,935
TAIWAN—1.1%
Information Technology—1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,200	1,564,040
UNITED KINGDOM—5.8%
Communication Services—1.1%
Vodafone Group PLC, ADR	108,400	1,599,984
Financials—0.5%
Allfunds Group PLC	90,000	759,464

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2022
abrdn Global Dynamic Dividend Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Health Care—2.1%
AstraZeneca PLC, ADR	26,700	$ 1,768,341
Dechra Pharmaceuticals PLC	24,900	1,120,566
		2,888,907
Industrials—1.0%
Melrose Industries PLC	698,300	1,374,575
Materials—1.1%
Linde PLC	5,000	1,514,179
Total United Kingdom		8,137,109
UNITED STATES—57.3%
Communication Services—2.0%
Alphabet, Inc., Class C(a)	22,200	2,589,408
Cineworld Group PLC(a)	536,100	151,288
		2,740,696
Consumer Discretionary—8.1%
Aptiv PLC(a)	12,800	1,342,592
Genuine Parts Co.	11,000	1,681,570
Hanesbrands Inc.	76,600	856,388
Las Vegas Sands Corp.(a)	50,900	1,918,421
Lowe's Cos., Inc.	9,500	1,819,535
Target Corp.	12,000	1,960,560
TJX Cos., Inc. (The)	28,400	1,736,944
		11,316,010
Consumer Staples—4.0%
Coca-Cola Co. (The)	33,300	2,136,861
Kraft Heinz Co. (The)	39,000	1,436,370
Mondelez International, Inc., Class A	31,300	2,004,452
		5,577,683
Energy—1.5%
Williams Cos., Inc. (The)	62,900	2,144,261
Financials—6.3%
Bank of America Corp.	42,900	1,450,449
Blackstone, Inc., Class A	14,400	1,469,808
Goldman Sachs Group, Inc. (The)	4,800	1,600,272
Huntington Bancshares, Inc.	114,600	1,523,034
Intercontinental Exchange, Inc.	14,500	1,478,855
JPMorgan Chase & Co.	10,800	1,245,888
		8,768,306
Health Care—9.9%
AbbVie, Inc.	13,800	1,980,438
Baxter International, Inc.	22,000	1,290,520
Bristol-Myers Squibb Co.	22,500	1,660,050
CVS Health Corp.	15,100	1,444,768
Eli Lilly & Co.	5,400	1,780,326
Medtronic PLC	15,600	1,443,312
Merck & Co., Inc.	10,500	938,070
Roche Holding AG	4,900	1,626,822
UnitedHealth Group, Inc.	3,000	1,627,020
		13,791,326
Shares		Value

Industrials—4.2%
FedEx Corp.	7,800	$ 1,818,102
Norfolk Southern Corp.	5,500	1,381,435
Schneider Electric SE	11,100	1,535,172
Stanley Black & Decker, Inc.	12,000	1,167,960
		5,902,669
Information Technology—13.1%
Amdocs Ltd.	16,100	1,401,666
Analog Devices, Inc.	9,600	1,650,816
Apple, Inc.	29,800	4,842,798
Avast PLC(b)	219,900	1,245,243
Broadcom, Inc.	3,300	1,767,084
Cisco Systems, Inc.	33,300	1,510,821
Fidelity National Information Services, Inc.	19,900	2,032,984
Microsoft Corp.	13,800	3,874,212
		18,325,624
Materials—0.8%
Air Products & Chemicals, Inc.	4,200	1,042,566
Real Estate—3.2%
American Tower Corp., REIT	5,700	1,543,731
Gaming and Leisure Properties, Inc., REIT	28,400	1,476,516
Healthcare Realty Trust, Inc., Class A, REIT	56,100	1,472,625
		4,492,872
Utilities—4.2%
Clearway Energy, Inc.	40,800	1,408,824
CMS Energy Corp.	20,000	1,374,600
FirstEnergy Corp.	38,200	1,570,020
NextEra Energy, Inc.	18,600	1,571,514
		5,924,958
Total United States		80,026,971
Total Common Stocks		136,714,392
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	40,400	1,775,565
Total Preferred Stocks		1,775,565
Total Investments (Cost $119,469,580)—99.1%		138,489,957
Other Assets in Excess of Liabilities—0.9%		1,242,659
Net Assets—100.0%		$ 139,732,616

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2022
abrdn Global Dynamic Dividend Fund

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/18/2022	State Street Bank and Trust	USD 2,767,056	EUR 2,700,000	$2,774,632	$(7,576)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value ("NAV"). Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
4